Details of Significant Accounts - Warrants - Movement in all kinds of Perfect warrants (Details) - Warrant liabilities shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Warrants
Ending balance	20,850
Public Warrants
Warrants
Converted from Provident's warrants as part of business combination	11,500
Ending balance	11,500
Private Placement Warrants
Warrants
Converted from Provident's warrants as part of business combination	6,600
Ending balance	6,600
Forward Purchase Warrants
Warrants
Converted from Provident's warrants as part of business combination	2,750
Ending balance	2,750